Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Equity-Income Portfolio
September 30, 2022
VIPEI-NPRT3-1122
1.808778.118
Common Stocks - 94.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	2,463,570	37,791,164
Verizon Communications, Inc.	1,357,860	51,557,944
		89,349,108
Entertainment - 2.0%
Activision Blizzard, Inc.	579,300	43,065,162
The Walt Disney Co. (a)	612,997	57,824,007
		100,889,169
Interactive Media & Services - 1.0%
Alphabet, Inc. Class A (a)	545,760	52,201,944
Media - 2.1%
Comcast Corp. Class A	2,176,833	63,846,512
Interpublic Group of Companies, Inc.	623,773	15,968,589
Shaw Communications, Inc. Class B	1,155,700	28,102,916
		107,918,017
Wireless Telecommunication Services - 2.0%
Rogers Communications, Inc. Class B (non-vtg.) (b)	395,300	15,227,070
T-Mobile U.S., Inc. (a)	641,318	86,045,636
		101,272,706
TOTAL COMMUNICATION SERVICES		451,630,944
CONSUMER DISCRETIONARY - 3.5%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	377,000	16,037,580
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	284,780	65,710,137
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	121,900	16,590,590
Target Corp.	127,908	18,980,268
		35,570,858
Specialty Retail - 1.1%
Best Buy Co., Inc.	139,600	8,842,264
Burlington Stores, Inc. (a)	69,478	7,773,893
Dick's Sporting Goods, Inc.	21,600	2,260,224
Lowe's Companies, Inc.	11,400	2,141,034
TJX Companies, Inc.	526,174	32,685,929
		53,703,344
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	47,100	3,169,830
Tapestry, Inc.	82,500	2,345,475
		5,515,305
TOTAL CONSUMER DISCRETIONARY		176,537,224
CONSUMER STAPLES - 10.4%
Beverages - 3.0%
Diageo PLC	439,200	18,487,478
Keurig Dr. Pepper, Inc.	1,702,700	60,990,714
The Coca-Cola Co.	1,339,946	75,063,775
		154,541,967
Food & Staples Retailing - 3.8%
Albertsons Companies, Inc.	631,700	15,704,062
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	196,200	7,898,564
BJ's Wholesale Club Holdings, Inc. (a)	453,005	32,983,294
Costco Wholesale Corp.	56,600	26,730,482
Walmart, Inc.	834,445	108,227,517
		191,543,919
Food Products - 1.2%
Bunge Ltd.	168,500	13,913,045
Mondelez International, Inc.	719,971	39,476,010
Nestle SA (Reg. S)	92,157	9,967,454
		63,356,509
Household Products - 1.4%
Procter & Gamble Co.	562,844	71,059,055
Personal Products - 0.2%
Unilever PLC	247,400	10,870,720
Tobacco - 0.8%
Philip Morris International, Inc.	488,400	40,542,084
TOTAL CONSUMER STAPLES		531,914,254
ENERGY - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Canadian Natural Resources Ltd. (b)	662,100	30,819,872
ConocoPhillips Co.	629,104	64,382,503
Enterprise Products Partners LP	1,344,244	31,966,122
Exxon Mobil Corp.	1,834,766	160,193,418
Hess Corp.	285,900	31,160,241
Imperial Oil Ltd.	754,735	32,678,684
Phillips 66 Co.	465,600	37,583,232
Suncor Energy, Inc.	1,070,900	30,157,462
Valero Energy Corp.	432,834	46,248,313
		465,189,847
FINANCIALS - 15.1%
Banks - 9.8%
Bank of America Corp.	3,996,209	120,685,512
Huntington Bancshares, Inc.	2,646,170	34,876,521
JPMorgan Chase & Co.	1,345,475	140,602,138
M&T Bank Corp.	356,967	62,940,421
PNC Financial Services Group, Inc.	353,900	52,879,738
Wells Fargo & Co.	2,249,901	90,491,018
		502,475,348
Capital Markets - 0.7%
BlackRock, Inc. Class A	61,054	33,596,795
Consumer Finance - 1.0%
Capital One Financial Corp.	540,416	49,810,143
Insurance - 3.6%
American Financial Group, Inc.	256,100	31,482,373
Chubb Ltd.	313,082	56,943,354
Hartford Financial Services Group, Inc.	532,600	32,989,244
Marsh & McLennan Companies, Inc.	105,100	15,690,379
The Travelers Companies, Inc.	299,240	45,843,568
		182,948,918
TOTAL FINANCIALS		768,831,204
HEALTH CARE - 18.5%
Biotechnology - 2.3%
AbbVie, Inc.	368,339	49,434,777
Amgen, Inc.	295,975	66,712,765
		116,147,542
Health Care Providers & Services - 3.2%
Cigna Corp.	284,209	78,859,471
UnitedHealth Group, Inc.	165,912	83,792,196
		162,651,667
Life Sciences Tools & Services - 2.2%
Danaher Corp.	445,568	115,085,759
Pharmaceuticals - 10.8%
AstraZeneca PLC (United Kingdom)	482,136	53,000,961
Bristol-Myers Squibb Co.	1,415,237	100,609,198
Eli Lilly & Co.	250,358	80,953,259
Johnson & Johnson	725,296	118,484,355
Merck & Co., Inc.	468,200	40,321,384
Roche Holding AG (participation certificate)	231,551	75,377,439
Royalty Pharma PLC	754,100	30,299,738
Sanofi SA	654,455	49,834,469
		548,880,803
TOTAL HEALTH CARE		942,765,771
INDUSTRIALS - 7.5%
Aerospace & Defense - 2.7%
Huntington Ingalls Industries, Inc.	102,800	22,770,200
Lockheed Martin Corp.	64,400	24,877,076
Northrop Grumman Corp.	98,901	46,515,118
The Boeing Co. (a)	358,800	43,443,504
		137,605,898
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	172,414	27,851,758
Building Products - 0.5%
Johnson Controls International PLC	472,200	23,241,684
Electrical Equipment - 0.7%
AMETEK, Inc.	305,552	34,652,652
Industrial Conglomerates - 1.4%
General Electric Co.	785,220	48,612,970
Hitachi Ltd.	269,900	11,401,704
Siemens AG	122,329	11,956,788
		71,971,462
Machinery - 1.2%
Crane Holdings Co.	186,400	16,317,456
Fortive Corp.	359,116	20,936,463
ITT, Inc.	372,852	24,362,150
		61,616,069
Professional Services - 0.2%
KBR, Inc.	234,000	10,113,480
Trading Companies & Distributors - 0.3%
Watsco, Inc.	66,758	17,187,515
TOTAL INDUSTRIALS		384,240,518
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,662,054	66,482,160
IT Services - 1.5%
Accenture PLC Class A	94,800	24,392,040
Amdocs Ltd.	454,733	36,128,537
Paychex, Inc.	45,400	5,094,334
Visa, Inc. Class A	64,242	11,412,591
		77,027,502
Semiconductors & Semiconductor Equipment - 1.8%
NXP Semiconductors NV	329,500	48,604,545
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	633,291	43,418,431
		92,022,976
Software - 3.0%
Microsoft Corp.	273,250	63,639,925
NortonLifeLock, Inc.	661,800	13,328,652
Open Text Corp.	1,026,600	27,133,721
Roper Technologies, Inc.	134,894	48,513,278
		152,615,576
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	87,429	12,082,688
Samsung Electronics Co. Ltd.	1,082,546	39,438,237
Seagate Technology Holdings PLC	96,000	5,110,080
		56,631,005
TOTAL INFORMATION TECHNOLOGY		444,779,219
MATERIALS - 4.4%
Chemicals - 2.0%
Linde PLC	321,489	86,670,220
Nutrien Ltd.	174,600	14,561,060
		101,231,280
Containers & Packaging - 1.3%
Ball Corp.	476,900	23,043,808
Crown Holdings, Inc.	576,259	46,694,267
		69,738,075
Metals & Mining - 1.1%
Anglo American PLC (United Kingdom)	486,300	14,601,558
Freeport-McMoRan, Inc.	1,477,100	40,369,143
		54,970,701
TOTAL MATERIALS		225,940,056
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	175,973	37,781,403
Lamar Advertising Co. Class A	372,108	30,695,189
Public Storage	111,096	32,530,020
		101,006,612
UTILITIES - 6.5%
Electric Utilities - 3.7%
Constellation Energy Corp.	201,349	16,750,223
Exelon Corp.	758,549	28,415,246
FirstEnergy Corp.	487,100	18,022,700
NextEra Energy, Inc.	1,012,616	79,399,221
PG&E Corp. (a)	1,081,900	13,523,750
Southern Co.	443,200	30,137,600
		186,248,740
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	765,701	16,079,721
Multi-Utilities - 2.5%
Ameren Corp.	325,858	26,247,862
CenterPoint Energy, Inc.	1,024,168	28,861,054
Dominion Energy, Inc.	617,900	42,703,069
WEC Energy Group, Inc.	316,025	28,262,116
		126,074,101
TOTAL UTILITIES		328,402,562
TOTAL COMMON STOCKS (Cost $3,746,119,778)		4,821,238,211

Money Market Funds - 6.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	276,084,149	276,139,365
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	43,555,289	43,559,645
TOTAL MONEY MARKET FUNDS (Cost $319,699,010)		319,699,010

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $4,065,818,788)	5,140,937,221
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(44,175,261)
NET ASSETS - 100.0%	5,096,761,960

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	37,073,593	789,458,574	550,392,802	2,033,357	1,002	(1,002)	276,139,365	0.5%
Fidelity Securities Lending Cash Central Fund 3.10%	28,726,908	602,339,949	587,507,212	100,508	-	-	43,559,645	0.1%
Total	65,800,501	1,391,798,523	1,137,900,014	2,133,865	1,002	(1,002)	319,699,010

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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